UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments:

Putnam Global Income Trust

The fund's portfolio
1/31/12 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (41.9%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$25,000	$22,147

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			5,360,000	5,239,239

Brazil (Federal Republic of) sr. notes 5 7/8s, 2019			100,000	119,350

Canada (Government of) bonds 5s, 2037		CAD	200,000	290,117

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s, 2013 (South Korea)		INR	20,600,000	403,221

France (Government of) bonds 3 3/4s, 2021		EUR	7,111,000	9,830,612

Germany (Federal Republic of) bonds 3s, 2020		EUR	5,863,000	8,548,663

Germany (Federal Republic of) bonds Ser. 06, 4s, 2016		EUR	22,496,000	33,738,247

Germany (Federal Republic of) bonds Ser. 86, 6s, 2016		EUR	21,169,000	33,952,203

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017			$210,000	232,386

Hungary (Republic of) sr. unsec. unsub. notes 7 5/8s, 2041			594,000	545,916

Indonesia (Republic of) 144A sr. unsec. notes 4 7/8s, 2021			280,000	301,000

International Bank for Reconstruction & Development sr. unsec. unsub. notes Ser. MPLE, 4.3s, 2012		CAD	2,000,000	2,044,520

Italy (Republic of) bonds 4 1/4s, 2020		EUR	4,880,000	5,880,088

Japan (Government of) 10 yr sr. unsec. unsub. bonds 1s, 2021		JPY	1,377,000,000	18,185,541

Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036		JPY	106,000,000	1,571,810

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)			$250,000	254,833

Netherlands (Government of) bonds 5s, 2012		EUR	1,200,000	1,603,596

Ontario (Province of) bonds 4s, 2021 (Canada)		CAD	1,690,000	1,855,949

Ontario (Province of) debs. 5s, 2014 (Canada)		CAD	1,100,000	1,180,918

Peru (Republic of) bonds 6.95s, 2031		PEN	840,000	327,444

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024			$1,600,000	1,618,000

Sweden (Government of) bonds Ser. 1054, 3 1/2s, 2022		SEK	1,500,000	257,504

Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014		SEK	3,585,000	595,582

Switzerland (Government of) bonds 2s, 2021		CHF	600,000	732,313

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			$700,000	679,000

United Kingdom Treasury bonds 8s, 2021		GBP	830,000	2,000,586

United Kingdom Treasury bonds 4 1/2s, 2034		GBP	1,310,000	2,616,705

United Kingdom Treasury bonds 4s, 2022		GBP	2,740,000	5,090,130

United Kingdom Treasury bonds 3 3/4s, 2020		GBP	6,030,000	10,996,755

United Kingdom Treasury bonds 3 3/4s, 2019		GBP	630,000	1,147,723

Total foreign government and agency bonds and notes (cost $148,680,463)				$151,862,098

CORPORATE BONDS AND NOTES (24.5%)(a)
			Principal amount	Value

Basic materials (1.5%)

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019			$165,000	$212,642

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)			95,000	112,016

ArcelorMittal sr. unsec. unsub. notes 7s, 2039 (France)			215,000	215,493

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			160,000	172,000

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018			195,000	226,200

Dow Chemical Co. (The) sr. unsec. notes 5 1/4s, 2041			495,000	538,584

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029			120,000	154,228

Georgia-Pacific, LLC 144A company guaranty sr. notes 5.4s, 2020			305,000	344,780

International Paper Co. sr. unsec. notes 9 3/8s, 2019			128,000	168,216

International Paper Co. sr. unsec. notes 8.7s, 2038			120,000	167,531

International Paper Co. sr. unsec. notes 7.95s, 2018			155,000	193,439

International Paper Co. sr. unsec. unsub. notes 7.3s, 2039			205,000	256,863

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021			160,000	167,302

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019			260,000	324,991

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			75,000	104,373

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 5.2s, 2040 (Australia)			400,000	468,609

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029			155,000	206,896

Sealed Air Corp. sr. notes 7 7/8s, 2017			100,000	106,440

Sealed Air Corp. 144A notes 5 5/8s, 2013			151,000	156,692

Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)			21,000	25,671

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)			31,000	35,619

Teck Resources Limited sr. notes 9 3/4s, 2014 (Canada)			10,000	11,788

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018			180,000	208,289

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096			140,000	151,486

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)			715,000	760,732

				5,490,880
Capital goods (0.1%)

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			253,000	301,918

				301,918
Communication services (2.0%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			100,000	121,757

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	203,177

American Tower REIT, Inc. sr. unsec. notes 7 1/4s, 2019(R)			254,000	288,437

American Tower REIT, Inc. sr. unsec. notes 7s, 2017(R)			130,000	148,193

AT&T, Inc. sr. unsec. bonds 6.55s, 2039			205,000	258,635

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030			265,000	358,292

CenturyLink, Inc. sr. unsec. debs. Ser. G, 6 7/8s, 2028			310,000	300,233

CenturyLink, Inc. sr. unsec. unsub. notes Ser. P, 7.6s, 2039			130,000	132,101

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			75,000	97,259

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040			120,000	139,998

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			190,000	197,845

France Telecom sr. unsec. unsub. notes 8 1/2s, 2031 (France)			110,000	155,099

France Telecom sr. unsec. unsub. notes 5 3/8s, 2019 (France)			555,000	618,560

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)			128,000	132,952

Frontier Communications Corp. sr. unsec. notes 7 7/8s, 2015			135,000	139,388

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			115,000	151,480

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040			125,000	158,489

Qwest Corp. notes 6 3/4s, 2021			612,000	681,500

Rogers Communications, Inc. company guaranty notes 6.8s, 2018 (Canada)			80,000	100,614

Rogers Communications, Inc. sec. notes 6 3/8s, 2014 (Canada)			105,000	116,463

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017			350,000	374,760

TCI Communications, Inc. company guaranty 7 7/8s, 2026			580,000	763,822

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)			235,000	236,175

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			185,000	183,799

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 6.221s, 2017 (Spain)			155,000	165,686

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			105,000	132,413

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2041			525,000	566,369

Verizon Communications, Inc. sr. unsec. notes 7.35s, 2039			68,000	95,345

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018			162,000	225,568

Verizon Communications, Inc. sr. unsec. unsub. notes 7 3/4s, 2030			110,000	154,538

				7,398,947
Consumer cyclicals (1.4%)

Advance Auto Parts, Inc. company guaranty sr. unsec. notes 5 3/4s, 2020			185,000	207,479

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			85,000	90,950

CBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2030			170,000	219,771

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			160,000	172,316

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040			145,000	167,586

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 5s, 2021			10,000	10,999

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019			185,000	211,169

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			310,000	337,900

Ecolab, Inc. sr. unsec. unsub. notes 5 1/2s, 2041			80,000	93,100

Ecolab, Inc. sr. unsec. unsub. notes 4.35s, 2021			175,000	193,087

Expedia, Inc. company guaranty sr. unsec. notes 7.456s, 2018			350,000	392,000

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			260,000	269,029

FUEL Trust 144A company guaranty asset backed notes 4.207s, 2016			640,000	657,226

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)			175,000	198,830

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			231,000	227,535

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			145,000	159,863

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			30,000	31,114

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022			50,000	51,257

News America, Inc. company guaranty sr. unsec. notes 6.9s, 2019			80,000	98,078

Owens Corning company guaranty sr. unsec. notes 9s, 2019			87,000	104,618

QVC, Inc. 144A sr. notes 7 1/8s, 2017			80,000	85,700

Sears Holdings Corp. company guaranty 6 5/8s, 2018			105,000	85,313

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023			165,000	221,228

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			215,000	285,368

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021			50,000	55,499

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022			545,000	554,152

				5,181,167
Consumer staples (1.0%)

Altria Group, Inc. company guaranty sr. unsec. notes 10.2s, 2039			63,000	99,853

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			180,000	247,896

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			130,000	176,984

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			154,000	242,117

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)			230,000	251,160

Campbell Soup Co. debs. 8 7/8s, 2021			50,000	73,538

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			62,000	67,270

CVS Pass-Through Trust 144A company guaranty notes 7.507s, 2032			336,767	400,197

CVS Pass-Through Trust 144A pass-through certificates 6.117s, 2013			48,535	49,981

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			380,000	432,624

Kraft Foods, Inc. sr. unsec. notes 5 3/8s, 2020			150,000	174,733

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			589,000	752,375

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			205,000	217,985

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			115,000	133,400

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			200,000	225,412

				3,545,525
Energy (1.6%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			166,000	164,340

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			455,000	570,962

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)			200,000	214,383

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)			265,000	304,175

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			140,000	156,770

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			110,000	110,825

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020			95,000	105,688

Ente Nazionale Idrocarburi (ENI) SpA 144A sr. unsec. notes 4.15s, 2020 (Italy)			605,000	609,179

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Netherlands)			300,000	341,712

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			185,000	240,764

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			45,000	49,977

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014			70,000	70,875

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			160,000	180,335

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			55,000	65,842

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			225,000	235,788

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			445,000	455,629

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			410,000	282,789

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040			425,000	577,969

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 4 1/2s, 2012 (Qatar)			250,000	253,750

Spectra Energy Partners LP sr. unsec. notes 4.6s, 2021			140,000	147,934

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			165,000	197,622

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039			175,000	237,322

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019			70,000	93,783

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037			10,000	11,377

				5,679,790
Financials (8.7%)

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)			1,190,000	1,190,512

Aflac, Inc. sr. unsec. notes 6.9s, 2039			215,000	247,142

Aflac, Inc. sr. unsec. notes 6.45s, 2040			185,000	202,772

American Express Co. sr. unsec. notes 8 1/8s, 2019			330,000	434,395

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058			135,000	130,275

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			250,000	260,945

AON Corp. jr. unsec. sub. notes 8.205s, 2027			545,000	642,407

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			855,000	951,386

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034			270,000	285,777

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			535,000	536,661

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016			725,000	773,060

Barclays Bank PLC jr. unsec. sub. notes FRN 6.278s, 2049 (United Kingdom)			150,000	118,500

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			870,000	997,873

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)			725,000	730,909

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018			230,000	275,025

Bosphorus Financial Services, Ltd. 144A sr. notes FRN 2.257s, 2012			18,125	18,122

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			585,000	626,819

Capital One Capital V company guaranty jr. unsec. sub. notes 10 1/4s, 2039			295,000	308,644

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			5,000	6,109

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021			80,000	84,479

CNA Financial Corp. unsec. notes 6 1/2s, 2016			260,000	283,540

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)			105,000	113,090

Commonwealth Bank of Australia 144A sr. unsec. notes 3 3/4s, 2014 (Australia)			120,000	124,798

Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN 5.86s, 2017 (United Kingdom)			218,000	189,660

Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN 1.147s, 2017 (United Kingdom)			180,000	115,099

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			370,000	437,658

Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014 (United Kingdom)			5,000	5,203

Deutsche Bank Capital Funding Trust VII 144A jr. unsec. sub. bonds FRB 5.628s, perpetual maturity			745,000	566,200

Duke Realty LP sr. unsec. notes 6 1/4s, 2013(R)			22,000	23,022

Erac USA Finance, Co. 144A sr. notes 4 1/2s, 2021			445,000	458,784

GE Capital Trust IV 144A unsec. sub. bonds FRB 4 5/8s, 2066		EUR	90,000	101,343

General Electric Capital Corp. sr. unsec. 5 5/8s, 2018			$415,000	475,804

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.653s, 2016			145,000	134,611

General Electric Capital Corp. sr. unsec. notes 6.15s, 2037			720,000	816,027

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021			530,000	525,692

Glen Meadow Pass-Through Trust 144A jr. sub. notes FRN 6.505s, 2067			380,000	285,000

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			195,000	222,337

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			30,000	29,789

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB 8 1/8s, 2038			220,000	228,800

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, perpetual maturity (Jersey)			650,000	468,000

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)			800,000	703,834

HSBC Finance Capital Trust IX FRN 5.911s, 2035			200,000	173,000

HSBC Holdings PLC sr. unsec. notes 4 7/8s, 2022 (United Kingdom)			685,000	735,298

HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United Kingdom)			320,000	340,338

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			100,000	104,000

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			220,000	216,425

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. notes FRN 1.457s, 2047			964,000	675,713

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			650,000	607,750

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. notes FRN 7s, 2037			265,000	231,875

Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub. notes 6 3/8s, 2021 (United Kingdom)			175,000	187,203

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)			1,040,000	970,149

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)			540,000	513,985

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			295,000	349,439

Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s, 2012			140,000	140,800

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			435,000	640,450

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038			80,000	84,169

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037			220,000	234,850

MetLife Capital Trust X 144A jr. sub. FRB 9 1/4s, 2038			300,000	354,000

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036			125,000	121,804

Metropolitan Life Global Funding I 144A notes 3.65s, 2018			425,000	446,160

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016			100,000	103,906

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec notes 6 7/8s, 2021(R)			205,000	212,688

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			35,000	37,018

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039			40,000	50,030

Nordea Bank AB 144A jr. unsec. sub. notes FRN 5.424s, 2015 (Sweden)			365,000	346,750

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)			815,000	768,510

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			30,000	30,844

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037			945,000	968,625

Prudential Financial, Inc. sr. notes 7 3/8s, 2019			15,000	18,251

Prudential Financial, Inc. sr. notes 6.2s, 2015			15,000	16,615

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040			85,000	97,976

Prudential Financial, Inc. sr. unsec. unsub. notes Ser. MTNB, 5.1s, 2014			170,000	184,489

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 9s, 2014 (Russia)			215,000	237,306

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			600,000	530,844

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Luxembourg)			275,000	275,000

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Luxembourg)			450,000	450,000

Shinhan Bank 144A sr. unsec. notes 4 3/8s, 2015 (South Korea)			650,000	667,096

SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Part sr. unsec. notes 5s, 2018(R)			270,000	270,587

Societe Generale SA 144A jr. unsec. sub. bonds FRB 1.333s, 2017 (France)			445,000	217,240

Standard Chartered Bank 144A unsec. sub. notes 6.4s, 2017 (United Kingdom)			435,000	467,999

Standard Chartered PLC 144A jr. sub. bonds FRB 7.014s, 2049 (United Kingdom)			100,000	96,599

State Street Capital Trust IV company guaranty jr. unsec. sub. bonds FRB 1.546s, 2037			550,000	370,478

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)			85,000	96,060

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 5.6s, 2019			135,000	146,514

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039			210,000	276,546

Vnesheconombank Via VEB Finance PLC 144A bank guaranteed bonds 6.8s, 2025 (Russia)			500,000	505,500

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)			175,000	182,739

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			100,000	101,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			699,000	726,086

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			100,000	101,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. unsub. notes 6.609s, 2012 (Russia)			310,000	319,272

Willis Group Holdings Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021 (United Kingdom)			405,000	439,216

				31,571,795
Government (4.5%)

African Development Bank sr. unsec. unsub. notes Ser. MPLE, 4.85s, 2012 (Supra-Nation)		CAD	4,000,000	4,056,208

Asian Development Bank sr. unsec. unsub. notes Ser. MTN, 5 1/2s, 2016 (Supra-Nation)		AUD	2,150,000	2,382,820

Eurasian Development Bank 144A sr. unsec. notes 7 3/8s, 2014 (Kazakhstan)			$100,000	106,519

European Investment Bank sr. unsec. unsub. bonds 5 5/8s, 2032 (Luxembourg)		GBP	1,900,000	3,772,227

Inter-American Development Bank sr. unsec. unsub. notes Ser. MPLE, 4 1/4s, 2012 (Supra-Nation)		CAD	3,000,000	3,061,334

KfW govt. guaranty sr. unsec. unsub. bonds Ser. 8, 3 7/8s, 2013 (Germany)		EUR	1,055,000	1,440,919

Landwirtschaftliche Rentenbank govt. guaranty unsec. unsub. bonds 3 1/4s, 2014 (Germany)		EUR	1,055,000	1,441,443

				16,261,470
Health care (0.4%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			$200,000	256,354

CIGNA Corp. sr. unsec. unsub. notes 5 3/8s, 2042			295,000	313,400

Coventry Health Care, Inc. sr. unsec. notes 5.45s, 2021			250,000	277,822

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			120,000	123,150

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021			135,000	137,363

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			175,000	223,482

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020			28,000	30,560

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			120,000	127,609

				1,489,740
Technology (0.3%)

Brocade Communications Systems, Inc. company guaranty sr. notes 6 7/8s, 2020			145,000	159,500

Brocade Communications Systems, Inc. company guaranty sr. notes 6 5/8s, 2018			35,000	36,750

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018			116,000	118,320

Dell, Inc. sr. unsec. notes 5 7/8s, 2019			5,000	5,960

KLA-Tencor Corp. sr. unsec. notes 6.9s, 2018			465,000	549,783

Lexmark International Inc, sr. unsec. notes 5.9s, 2013			105,000	109,533

				979,846
Transportation (0.5%)

American Airlines pass-through certificates Ser. 11-2, Class A, 8 5/8s, 2023			265,000	280,900

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			295,000	342,918

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			10,000	12,268

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			78,688	83,803

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			160,074	166,477

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042			60,000	63,000

Delta Air Lines, Inc. pass-through certificates 6.2s, 2018			125,900	135,972

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			149,132	164,791

Norfolk Southern Corp. sr. unsec. notes 6s, 2111			140,000	165,813

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022			190,319	205,545

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			38,962	40,131

				1,661,618
Utilities and power (2.5%)

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			65,000	66,206

Beaver Valley Funding Corp. sr. bonds 9s, 2017			157,000	164,239

Bruce Mansfield Unit pass-through certificates 6.85s, 2034			567,274	607,693

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019			405,000	496,080

CMS Energy Corp. sr. unsec. unsub. notes FRN 1.353s, 2013			130,000	129,188

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016			230,000	245,525

Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B, 2.879s, 2066			350,000	303,095

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041			165,000	175,205

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)			335,000	291,746

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032			105,000	130,353

Electricite de France 144A notes 6.95s, 2039 (France)			200,000	237,032

Electricite de France 144A sr. notes 4.6s, 2020 (France)			190,000	197,671

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Luxembourg)			175,000	160,083

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			250,000	269,204

Energy Transfer Partners LP sr. unsec. unsub. notes 6.05s, 2041			265,000	269,741

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			210,000	221,679

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 5.7s, 2042			620,000	688,128

Fortum OYJ sr. unsec. notes Ser. 14, Class EMTN, 4 1/2s, 2016 (Finland)		EUR	255,000	369,476

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036			$155,000	173,889

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			125,000	146,485

KCP&L Greater Missouri Operations Co. sr. unsec. unsub. notes 11 7/8s, 2012			185,000	192,884

Nevada Power Co. notes 6 1/2s, 2018			195,000	238,450

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)			640,000	691,779

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			240,000	240,000

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65s, 2020			20,000	22,848

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018			75,000	87,050

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017			20,000	23,846

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019			530,000	696,265

Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN 6.35s, 2067 (Canada)			340,000	343,704

Union Electric Co. 1st mtge. sr. sec. bonds 6.7s, 2019			45,000	55,109

West Penn Power Co. 144A 1st mtge. 5.95s, 2017			170,000	202,015

Westar Energy, Inc. 1st mtge. sec. bonds 8 5/8s, 2018			145,000	189,229

Wisconsin Energy Corp. jr. unsec. sub. notes FRN 6 1/4s, 2067			830,000	848,675

				9,174,572

Total corporate bonds and notes (cost $84,643,492)				$88,737,268

MORTGAGE-BACKED SECURITIES (18.3%)(a)
			Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 06-1, Class 5A1, 3.365s, 2036			$668,560	$297,509

American Home Mortgage Assets FRB Ser. 06-6, Class A1A, 0.466s, 2046			1,687,177	742,358

Banc of America Commercial Mortgage, Inc.
FRB Ser. 04-3, Class B, 5.786s, 2039(F)			1,200,000	1,180,841
Ser. 07-2, Class A2, 5.634s, 2049			690,180	712,925
Ser. 06-5, Class A2, 5.317s, 2047			1,427,852	1,447,361

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 1.042s, 2042			1,367,183	25,242
Ser. 07-5, Class XW, IO, 0.592s, 2051			8,291,900	132,115
Ser. 06-5, Class XC, IO, 0.322s, 2047			2,095,509	29,454

Banc of America Funding Corp. FRB Ser. 07-B, Class A1, 0.491s, 2047			2,067,798	1,178,645

Barclays Capital LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.87s, 2046			10,427,488	426,061
Ser. 09-RR7, Class 2A7, IO, 1.584s, 2047			24,921,595	1,036,738
Ser. 09-RR7, Class 2A1, IO, 3/4s, 2047			26,329,532	650,339
Ser. 09-RR7, Class 1A1, IO, 3/4s, 2046			27,326,151	674,956

Barclays Capital, LLC Trust FRB Ser. 07-AA2, Class 12A1, 0.486s, 2047			2,394,814	1,125,563

Bayview Commercial Asset Trust 144A
Ser. 06-CD1A, IO, 2.93s, 2023		CAD	4,777,051	121,010
Ser. 07-CD1A, IO, 2.14s, 2021		CAD	7,003,170	222,101
FRB Ser. 06-CD1A, Class A1, 1.49s, 2023		CAD	370,620	349,292

Bear Stearns Alt-A Trust
FRB Ser. 06-3, Class 33A1, 5.508s, 2036			$2,812,070	1,195,130
FRB Ser. 05-10, Class 24A1, 2.532s, 2036			501,309	253,211

Bear Stearns Asset Backed Securities Trust FRB Ser. 06-IM1, Class A1, 0.506s, 2036			940,434	456,110

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.576s, 2032			100,000	104,116
Ser. 04-PWR3, Class D, 4.889s, 2041(F)			461,000	444,580

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 06-PW14, Class X1, IO, 0.244s, 2038(F)			4,895,265	78,387

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			4,376,836	109,859
Ser. 07-AR5, Class 1X2, IO, 1/2s, 2047			2,633,829	53,730
Ser. 06-AR5, Class 1X, IO, 1/2s, 2046			5,842,251	103,992
Ser. 07-AR3, Class 1X, IO, 1/2s, 2037			3,003,838	48,061
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			3,126,942	42,526

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ, 4.96s, 2043			450,000	432,306

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.177s, 2049			32,609,505	434,685

Citigroup/Deutsche Bank Commercial Mortgage Trust Ser. 06-CD3, Class A2, 5.56s, 2048			157,043	158,807

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XC, IO, 0.231s, 2049			7,623,721	67,089
Ser. 07-CD5, Class XS, IO, 0.089s, 2044			1,542,380	5,878

Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1, Class F, 6.23s, 2031			40,966	42,159

Commercial Mortgage Pass-Through Certificates Ser. 06-C8, Class A2B, 5.25s, 2046			163,984	164,504

Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.88s, 2014 (United Kingdom)		GBP	102,358	112,907
FRB Ser. 05-CT2A, Class E, 1.789s, 2014 (United Kingdom)		GBP	29,930	35,372

Countrywide Alternative Loan Trust
FRB Ser. 05-84, Class 4A1, 5.666s, 2036			$1,463,120	841,294
FRB Ser. 05-38, Class A3, 0.626s, 2035			781,020	416,603
FRB Ser. 06-OA10, Class 3A1, 0.466s, 2046			938,423	442,842

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.987s, 2039			561,888	564,284

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.269s, 2049			9,963,170	65,161
Ser. 06-C4, Class AX, IO, 0.199s, 2039			5,397,345	66,862

CS First Boston Mortgage Securities Corp. Ser. 05-C5, Class AJ, 5.1s, 2038(F)			956,000	956,890

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			273,000	288,015
FRB Ser. 03-CK2, Class G, 5.744s, 2036			933,000	929,735
Ser. 02-CP5, Class M, 5 1/4s, 2035			81,000	25,110
Ser. 03-C3, Class AX, IO, 1.922s, 2038			3,464,003	50,588
Ser. 04-C4, Class AX, IO, 1.19s, 2039			695,965	14,685

DLJ Commercial Mortgage Corp. 144A
Ser. 99-CG2, Class B4, 6.1s, 2032			191,733	191,733
Ser. 98-CF2, Class B3, 6.04s, 2031			266,068	277,791

European Prime Real Estate PLC 144A FRB Ser. 1-A, Class D, 1.935s, 2014 (United Kingdom)		GBP	15,834	14,971

Fannie Mae Grantor Trust IFB Ser. 10-46, Class SB, IO, 6.174s, 2040			$2,393,251	309,758

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.442s, 2032			115,111	174,677
IFB Ser. 3408, Class EK, 24.628s, 2037			53,983	86,503
IFB Ser. 3072, Class SM, 22.735s, 2035			140,584	217,809
IFB Ser. 3072, Class SB, 22.588s, 2035			126,238	194,767
IFB Ser. 3249, Class PS, 21.319s, 2036			116,235	171,931
IFB Ser. 3065, Class DC, 18.991s, 2035			115,259	176,076
IFB Ser. 2990, Class LB, 16.205s, 2034			123,118	168,782
IFB Ser. 3031, Class BS, 16.001s, 2035			134,841	168,551
IFB Ser. 3951, Class CS, IO, 6.46s, 2026			17,406,786	3,025,474
IFB Ser. 3287, Class SE, IO, 6.41s, 2037(F)			243,658	30,900
IFB Ser. 3856, Class PS, IO, 6.31s, 2040			5,320,122	820,860
IFB Ser. 3485, Class SI, IO, 6.272s, 2036			119,358	16,549
IFB Ser. 3934, Class SA, IO, 6.11s, 2041			1,316,344	221,685
IFB Ser. 3751, Class SB, IO, 5 3/4s, 2039			10,162,861	1,535,943
Ser. 3645, Class ID, IO, 5s, 2040			190,517	16,849
Ser. 3632, Class CI, IO, 5s, 2038			212,367	17,752
Ser. 3626, Class DI, IO, 5s, 2037			144,203	6,384
Ser. 3740, Class IP, IO, 5s, 2037			1,763,187	156,765
Ser. 3623, Class CI, IO, 5s, 2036			131,687	9,877
IFB Ser. 3852, Class SG, 4.74s, 2041			1,041,338	1,039,847
Ser. 3747, Class HI, IO, 4 1/2s, 2037			373,773	42,624
Ser. 3707, Class PI, IO, 4 1/2s, 2025			1,702,652	129,827
Ser. 3707, Class HI, IO, 4s, 2023			616,305	20,991
Ser. 3327, Class IF, IO, zero %, 2037			2,423	1
Ser. 3300, PO, zero %, 2037			26,537	24,519
FRB Ser. 3326, Class WF, zero %, 2035			19,497	16,572

Federal National Mortgage Association
IFB Ser. 07-75, Class JS, 50.15s, 2037			70,730	145,871
IFB Ser. 06-8, Class HP, 23.554s, 2036			100,684	163,236
IFB Ser. 07-53, Class SP, 23.187s, 2037			122,006	190,702
IFB Ser. 05-75, Class GS, 19.421s, 2035			136,292	196,496
IFB Ser. 11-67, Class BS, IO, 6.224s, 2041			1,429,175	220,264
IFB Ser. 404, Class S13, IO, 6.124s, 2040			4,372,998	636,726
Ser. 10-67, Class BI, IO, 5 1/2s, 2025			718,392	67,349
Ser. 10-21, Class IP, IO, 5s, 2039			480,651	55,876
Ser. 10-83, Class HI, IO, 5s, 2039			4,261,523	479,421
Ser. 03-W10, Class 1, IO, 1.442s, 2043			902,501	40,613
Ser. 07-64, Class LO, PO, zero %, 2037			47,455	43,946
Ser. 04-61, Class CO, PO, zero %, 2031			16,528	16,413

First Horizon Alternative Mortgage Securities FRB Ser. 06-AA5, Class A1, 2.453s, 2036			2,663,302	1,171,853

First Union-Lehman Brothers Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029			209,000	214,406
Ser. 97-C2, Class G, 7 1/2s, 2029			119,000	126,735

First Union-Lehman Brothers-Bank of America 144A Ser. 98-C2, Class G, 7s, 2035			285,000	280,725

GE Capital Commercial Mortgage Corp. FRB Ser. 04-C3, Class B, 5.527s, 2039(F)			423,000	400,926

GE Capital Commercial Mortgage Corp. 144A
Ser. 03-C2, Class D, 5.326s, 2037			534,000	540,718
Ser. 07-C1, Class XC, IO, 0.147s, 2049			35,267,737	180,324

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class AJ, 4.915s, 2041			355,000	339,954

Government National Mortgage Association
IFB Ser. 11-37, Class SB, IO, 6.419s, 2038			2,354,574	297,265
IFB Ser. 10-167, Class SM, IO, 6.39s, 2040			3,308,675	537,990
IFB Ser. 10-85, Class SD, IO, 6.369s, 2038			2,067,821	328,060
IFB Ser. 11-37, Class SD, IO, 6.369s, 2038			3,029,214	499,820
IFB Ser. 11-11, Class PS, IO, 6.319s, 2040			110,876	16,882
IFB Ser. 10-171, Class SB, IO, 6.16s, 2040			6,200,035	992,130
IFB Ser. 10-120, Class SB, IO, 5.919s, 2035			281,932	28,286
IFB Ser. 10-20, Class SC, IO, 5.869s, 2040			1,202,978	186,654
IFB Ser. 10-160, Class SM, IO, 5.719s, 2038			4,464,183	657,440
Ser. 10-68, Class MI, IO, 5s, 2039			286,490	38,851
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			117,992	20,274
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			2,260,911	262,831
FRB Ser. 07-35, Class UF, zero %, 2037			975	964

Greenpoint Mortgage Funding Trust
Ser. 06-AR3, Class 4X, IO, 1s, 2036			3,030,155	109,086
FRB Ser. 06-AR1, Class GA1B, 0.446s, 2036			3,027,618	1,559,223

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class AJ, 4.859s, 2042			404,000	412,421

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038			124,412	125,423

GS Mortgage Securities Corp. II 144A Ser. 98-C1, Class F, 6s, 2030			67,966	68,646

Harborview Mortgage Loan Trust FRB Ser. 05-16, Class 3A1A, 0.531s, 2036			2,464,391	1,379,073

IndyMac Index Mortgage Loan Trust
FRB Ser. 06-AR39, Class A1, 0.456s, 2037			7,077,557	3,759,952
FRB Ser. 06-AR21, Class A1, 0.396s, 2036			1,152,929	495,759

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 12A1, 0.476s, 2037			1,907,608	820,271
FRB Ser. 06-A7, Class 1A1, 0.436s, 2036			1,824,720	875,866
FRB Ser. 07-A1, Class 1A3A, 0.426s, 2037(F)			1,340,207	576,019

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 04-CB9, Class B, 5.843s, 2041(F)			589,000	546,746
Ser. 07-LDPX, Class A3S, 5.317s, 2049			580,000	595,225
Ser. 06-LDP9, Class A2S, 5.298s, 2047			935,362	942,378
Ser. 04-C3, Class B, 4.961s, 2042			453,000	429,761
Ser. 06-LDP8, Class X, IO, 0.743s, 2045			2,561,518	53,344
Ser. 06-CB17, Class X, IO, 0.691s, 2043			23,433,416	484,697
Ser. 07-LDPX, Class X, IO, 0.501s, 2049			4,404,530	51,093

JPMorgan Chase Commercial Mortgage Securities Corp. 144A Ser. 07-CB20, Class X1, IO, 0.201s, 2051			8,374,298	88,173

LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035			119,000	124,581

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class AM, 5.413s, 2039(F)			656,000	678,816
Ser. 03-C5, Class F, 4.843s, 2037			442,000	406,640
Ser. 07-C2, Class XW, IO, 0.702s, 2040			1,215,183	24,694

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.857s, 2038			1,540,724	38,412
Ser. 06-C7, Class XCL, IO, 0.364s, 2038			2,824,514	50,090
Ser. 05-C2, Class XCL, IO, 0.335s, 2040			3,898,277	30,792
Ser. 06-C6, Class XCL, IO, 0.256s, 2039			13,970,217	272,894
Ser. 07-C2, Class XCL, IO, 0.197s, 2040			7,788,337	100,633
Ser. 06-C1, Class XCL, IO, 0.166s, 2041			10,232,693	111,342

Lehman XS Trust FRB Ser. 07-8H, Class A1, 0.406s, 2037			421,860	204,602

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO, PO, zero %, 2047			2,354,704	72,996

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.027s, 2050			539,000	563,455
FRB Ser. 07-C1, Class A2, 5.923s, 2050			1,045,366	1,052,265
Ser. 03-KEY1, Class C, 5.373s, 2035			386,000	388,774

Merrill Lynch/Countrywide Commercial Mortgage Trust FRB Ser. 06-4, Class A2FL, 0.416s, 2049			155,217	151,725

Mezz Cap Commercial Mortgage Trust 144A Ser. 07-C5, Class X, IO, 4.34s, 2049			189,395	14,205

Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032			256,000	268,781
FRB Ser. 07-HQ12, Class A2, 5.783s, 2049			283,917	289,591
Ser. 07-IQ14, Class A2, 5.61s, 2049			383,861	403,646
FRB Ser. 07-HQ12, Class A2FL, 0.545s, 2049			243,228	228,634
Ser. 05-HQ5, Class X2, IO, 0.392s, 2042			77,178,480	216,872

Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039			360,000	302,400
Ser. 03-IQ6, Class C, 5.238s, 2041(F)			516,000	517,642
Ser. 05-HQ5, Class X1, IO, 0.136s, 2042(F)			9,611,475	46,535

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C, 5.15s, 2035			359,000	347,045

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 10.236s, 2043			656,143	670,906

Nomura Asset Acceptance Corp. FRB Ser. 06-AR4, Class A1A, 0.446s, 2036			2,993,495	1,197,398

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2033			100,000	5,000

Residential Accredit Loans, Inc.
Ser. 06-Q07, Class X3, IO, 1 1/2s, 2046			3,768,531	192,949
Ser. 06-Q07, Class X1, IO, 0.9s, 2046			2,601,203	81,938

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR6, Class 2X, IO, 1s, 2046			6,006,718	223,450
Ser. 06-AR3, Class 12X, IO, 1s, 2036			2,053,955	75,175
Ser. 06-AR7, Class X, IO, 0.9s, 2036			14,764,436	422,263
Ser. 06-AR4, Class 5X, IO, 0.8s, 2036			1,541,755	40,240
Ser. 07-AR1, Class 1X, IO, 0.6s, 2037			2,085,364	43,376
Ser. 06-AR8, Class X, IO, 0.4s, 2036			9,363,605	121,727

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.913s, 2045			1,799,692	323,945
Ser. 07-4, Class 1A4, IO, 1s, 2045			2,446,623	100,923

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.707s, 2039(F)			1,052,000	1,010,895

Wachovia Bank Commercial Mortgage Trust Ser. 07-C34, IO, 0.544s, 2046			2,261,159	34,822

Wachovia Mortgage Loan Trust, LLC FRB Ser. 06-AMN1, Class A1, 0.29472s, 2036			3,047,640	1,188,580

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036			87,000	45,240
Ser. 05-C1A, Class C, 4.9s, 2036			85,000	85,519

Washington Mutual Mortgage Pass-Through Certificates
FRB Ser. 07-HY1, Class A3A, 0.506s, 2037			2,334,139	1,293,720
FRB Ser. 07-0C2, Class A1, 0.376s, 2037			1,497,794	763,875

Total mortgage-backed securities (cost $66,978,094)				$66,227,916

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (6.4%)(a)
			Principal amount	Value

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, with due dates from July 1, 2021 to September 1, 2021			$40,568	$43,639
5 1/2s, June 1, 2035			51,212	55,645
5 1/2s, April 1, 2020			37,020	39,986

Federal National Mortgage Association Pass-Through Certificates
7s, with due dates from March 1, 2033 to April 1, 2035			195,762	223,294
6 1/2s, with due dates from September 1, 2036 to November 1, 2037			152,954	170,754
6s, July 1, 2037			15,087	16,558
6s, with due dates from May 1, 2021 to October 1, 2021			114,566	123,599
5 1/2s, with due dates from February 1, 2018 to March 1, 2021			120,759	131,328
5s, May 1, 2037			406,420	438,520
5s, with due dates from May 1, 2020 to March 1, 2021			19,961	21,558
4s, with due dates from May 1, 2019 to September 1, 2020			236,215	250,786
3 1/2s, TBA, February 1, 2042			21,000,000	21,818,672

Total U.S. government agency mortgage obligations (cost $23,164,082)				$23,334,339

PURCHASED OPTIONS OUTSTANDING (3.2%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 1.81% versus the three month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.81		$10,995,947	$11

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.24		1,692,000	118

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		1,766,000	12,698

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.81% versus the three month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.81		10,995,947	436,649

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		1,766,000	13,439

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.24		1,692,000	50,100

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52		15,990,000	15,830

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		5,916,923	10,355

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		7,100,307	12,639

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		2,366,769	2,935

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52		5,916,923	7,455

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		5,916,923	6,686

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.	Jun-16/4.89		333,570	4,036

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52		15,990,000	16,470

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA June 2022.	Jun-12/1.683		1,766,000	12,698

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.765% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.765		4,027,000	22,994

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA April 2022.	Apr-12/1.861		1,766,000	17,519

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA March 2022.	Mar-12/1.869		1,766,000	13,439

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		8,050,000	97,325

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 2.015% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.015		1,611,000	25,808

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		5,916,923	723,758

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		7,100,307	874,190

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		2,366,769	321,242

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52		5,916,923	808,133

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		5,916,923	819,427

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.	Jun-16/4.39		333,570	29,624

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.	Jun-16/5.12		338,985	3,575

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		1,766,000	14,110

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		1,766,000	17,519

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		8,050,000	97,325

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		8,101,000	206,738

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.	Jun-16/4.12		338,985	26,697

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		1,766,000	14,110

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		8,050,000	97,325

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475		13,523,000	252,610

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.074% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.074		4,592,000	98,177

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.096% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096		4,592,000	109,106

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		8,101,000	206,738

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.122% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122		4,592,000	119,851

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144		4,592,000	129,403

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169		4,592,000	138,173

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193		4,592,000	146,531

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555		11,896,982	119

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73		3,985,400	27,579

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555		11,896,982	8,923

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		1,766,000	14,110

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		1,766,000	12,698

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		1,766,000	17,519

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		1,766,000	13,439

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		8,050,000	97,325

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998		8,050,000	126,063

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73		3,985,400	272,801

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62		18,652,000	187

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 1.86% versus the three month USD-LIBOR-BBA maturing March 2017.	Mar-12/1.86		7,587,846	8

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525		7,512,000	24,489

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075		7,512,000	54,237

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15		776,000	6,332

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17		776,000	8,544

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195		776,000	10,507

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		776,000	12,199

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		776,000	13,921

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		776,000	15,419

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		776,000	16,684

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		776,000	18,065

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		776,000	19,353

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025		1,614,000	19,336

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83		1,614,000	55,877

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		1,614,000	80,490

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		1,614,000	99,148

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		3,489,851	198,363

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62		18,652,000	38,423

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		1,766,000	14,110

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		1,766,000	12,698

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.82% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82		1,766,000	27,585

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.835% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835		1,766,000	28,821

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.845% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845		1,766,000	29,987

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.855% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855		1,766,000	31,135

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.86% versus the three month USD-LIBOR-BBA maturing March 2017.	Mar-12/1.86		7,587,846	310,798

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		1,766,000	17,519

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.8625% versus the three month USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625		1,766,000	31,876

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		1,766,000	13,439

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		8,050,000	97,325

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998		8,050,000	126,063

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525		7,512,000	109,901

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075		7,512,000	139,197

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.11875% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875		8,101,000	211,112

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15		776,000	19,307

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17		776,000	21,309

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.1825% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825		1,671,000	50,397

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195		776,000	23,195

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		776,000	24,685

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		776,000	26,136

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		776,000	27,564

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		776,000	28,650

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		776,000	29,899

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		776,000	30,931

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.35% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.35		1,671,000	66,121

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025		1,614,000	74,954

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83		1,614,000	111,140

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		1,614,000	134,656

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		1,614,000	153,056

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		3,489,851	312,282

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.30% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.30		1,725,000	173

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.3225% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.3225		1,725,000	2,691

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.3475% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.3475		1,725,000	7,038

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		5,804,219	6,791

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		5,496,611	5,936

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.565% versus the three month USD-LIBOR-BBA maturing June 2021.	Jun-16/4.565		331,452	4,506

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		1,766,000	14,110

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		1,766,000	12,698

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		1,766,000	17,519

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		1,766,000	13,439

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		8,050,000	97,325

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.30% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.30		1,725,000	60,461

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.3225% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.3225		1,725,000	63,239

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.3475% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.3475		1,725,000	67,465

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		5,804,219	780,087

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		5,496,611	763,095

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.565% versus the three month USD-LIBOR-BBA maturing June 2021.	Jun-16/4.565		331,452	31,908

Total purchased options outstanding (cost $9,411,482)				$11,600,053

ASSET-BACKED SECURITIES (2.8%)(a)
			Principal amount	Value

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.151s, 2034			$12,634	$3,990

Conseco Finance Securitizations Corp. FRB Ser. 02-1, Class M1A, 2.345s, 2033			1,418,000	1,199,165

Countrywide Asset Backed Certificates FRB Ser. 07-3, Class 2A2, 0.446s, 2047			2,114,000	1,527,686

First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 06-FF18, Class A2B, 0.386s, 2037			2,645,016	1,348,958

Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 3.754s, 2043		EUR	327,000	310,662
FRB Ser. 03-2, Class 3C, 3.64s, 2043		GBP	121,603	139,175

Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020			$197,357	99,172
Ser. 94-4, Class B2, 8.6s, 2019			70,606	33,276
Ser. 97-6, Class M1, 7.21s, 2029			14,000	12,182
Ser. 93-3, Class B, 6.85s, 2018			1,631	1,482

GSAA Home Equity Trust FRB Ser. 05-11, Class 3A4, 0.526s, 2035			303,873	237,021

Indymac Residential Asset Backed Trust FRB Ser. 06-D, Class 2A2, 0.386s, 2036			1,841,828	1,243,234

Merrill Lynch First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 07-1, Class A2B, 0.446s, 2037			513,760	216,421

Merrill Lynch First Franklin Mortgage Loan Trust FRB Ser. 07-3, Class A2B, 0.406s, 2037			1,250,471	731,526

Morgan Stanley Capital, Inc. FRB Ser. 04-HE8, Class B3, 3.476s, 2034			10,772	2,930

Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029			154,707	137,690
Ser. 01-D, Class A4, 6.93s, 2031			1,017,615	773,388
Ser. 98-A, Class M, 6.825s, 2028			12,000	11,849
Ser. 01-E, Class A4, 6.81s, 2031			8,758	7,006
Ser. 01-C, Class A2, 5.92s, 2017			87,354	40,947

Structured Asset Securities Corp. FRB Ser. 06-BC2, Class A3, 0.426s, 2036			3,882,614	2,193,677

Total asset-backed securities (cost $10,442,411)				$10,271,437

MUNICIPAL BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$100,000	$130,675

IL State G.O. Bonds
4.421s, 1/1/15			45,000	47,399
4.071s, 1/1/14			135,000	140,034

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			95,000	122,832

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			115,000	132,851

Total municipal bonds and notes (cost $490,695)				$573,791

SENIOR LOANS (—%)(a)(c)
			Principal amount	Value

Aramark Corp. bank term loan FRN Ser. B, 2.454s, 2014			$7,147	$7,063

Aramark Corp. bank term loan FRN Ser. B2, 3.829s, 2016			15,770	15,600

Aramark Corp. bank term loan FRN Ser. C, 0.145s, 2016			1,037	1,026

Aramark Corp. bank term loan FRN Ser. C, 0.145s, 2014			576	570

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3 3/8s, 2015			21,785	19,622

Charter Communications Operating, LLC bank term loan FRN Ser. C, 3.83s, 2016			23,087	22,910

Freescale Semiconductor, Inc. bank term loan FRN 4.545s, 2016			13,844	13,537

National Bedding Company, LLC bank term loan FRN Ser. B, 4 1/8s, 2013			9,467	9,444

SunGard Data Systems, Inc. bank term loan FRN 2.045s, 2014			844	831

SunGard Data Systems, Inc. bank term loan FRN Ser. B, 4.974s, 2016			17,486	17,387

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.795s, 2017			25,177	15,523

Univision Communications, Inc. bank term loan FRN 4.546s, 2017			26,405	24,827

West Corp. bank term loan FRN Ser. B2, 2.702s, 2013			5,434	5,411

West Corp. bank term loan FRN Ser. B5, 4.539s, 2016			13,216	13,196

Total senior loans (cost $172,055)				$166,947

SHORT-TERM INVESTMENTS (17.5%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.08%(e)			20,294,848	$20,294,848

Straight-A Funding, LLC commercial paper with an effective yield of 0.188%, April 25, 2012			$3,000,000	2,998,670

Straight-A Funding, LLC commercial paper with an effective yield of 0.188%, February 21, 2012			7,000,000	6,999,261

U.S. Treasury Bills with an effective yield of 0.095%, May 31, 2012			200,000	199,957

U.S. Treasury Bills with an effective yield of 0.087%, October 18, 2012(SEGSF)			9,915,000	9,908,377

U.S. Treasury Bills with an effective yield of 0.006%, March 1, 2012(SEG)(SEGSF)			7,000,000	6,999,966

U.S. Treasury Bills with effective yields ranging from 0.104% to 0.109%, February 9, 2012(SEG)(SEGSF)			911,000	910,978

U.S. Treasury Bills with effective yields ranging from 0.088% to 0.125%, May 3, 2012(SEG)(SEGSF)			3,794,000	3,793,465

U.S. Treasury Bills with effective yields ranging from 0.082% to 0.111%, July 26, 2012(SEG)(SEGSF)			6,731,000	6,728,368

U.S. Treasury Bills with effective yields ranging from 0.074% to 0.079%, June 28, 2012(SEG)(SEGSF)			4,747,000	4,745,633

Total short-term investments (cost $63,578,421)				$63,579,523

TOTAL INVESTMENTS

Total investments (cost $407,561,195)(b)				$416,353,372

FORWARD CURRENCY CONTRACTS at 1/31/12 (aggregate face value $382,357,537) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	2/15/12	$1,182,754	$1,150,119	$(32,635)
	Brazilian Real	Buy	2/15/12	564,622	539,132	25,490
	British Pound	Buy	2/15/12	26,786	26,495	291
	British Pound	Sell	2/15/12	26,786	26,824	38
	Canadian Dollar	Sell	2/15/12	1,830,266	1,814,462	(15,804)
	Czech Koruna	Sell	2/15/12	135,449	131,610	(3,839)
	Euro	Buy	2/15/12	1,311,613	1,306,869	4,744
	Hungarian Forint	Buy	2/15/12	71,110	69,138	1,972
	Hungarian Forint	Sell	2/15/12	71,110	64,946	(6,164)
	Japanese Yen	Buy	2/15/12	1,078,803	1,070,996	7,807
	Mexican Peso	Buy	2/15/12	74,268	70,611	3,657
	Norwegian Krone	Buy	2/15/12	15,792	15,703	89
	Norwegian Krone	Sell	2/15/12	15,792	15,816	24
	Singapore Dollar	Buy	2/15/12	28,541	27,892	649
	South African Rand	Buy	2/15/12	95,681	91,877	3,804
	South Korean Won	Buy	2/15/12	919,937	896,251	23,686
	Swedish Krona	Sell	2/15/12	399,027	398,381	(646)
	Swiss Franc	Buy	2/15/12	1,697,745	1,676,722	21,023
	Taiwan Dollar	Buy	2/15/12	554,140	548,432	5,708
	Taiwan Dollar	Sell	2/15/12	554,140	541,096	(13,044)
	Turkish Lira	Buy	2/15/12	290,984	283,022	7,962
	Turkish Lira	Sell	2/15/12	290,984	274,236	(16,748)
Barclays Bank PLC
	Australian Dollar	Buy	2/15/12	5,060,073	4,921,213	138,860
	Brazilian Real	Buy	2/15/12	663,812	669,673	(5,861)
	British Pound	Sell	2/15/12	3,888,048	3,884,021	(4,027)
	Canadian Dollar	Sell	2/15/12	1,926,575	1,910,506	(16,069)
	Czech Koruna	Sell	2/15/12	1,079,219	1,084,477	5,258
	Euro	Sell	2/15/12	15,707,175	15,606,385	(100,790)
	Hungarian Forint	Buy	2/15/12	18,881	17,178	1,703
	Hungarian Forint	Sell	2/15/12	146,658	134,622	(12,036)
	Indian Rupee	Buy	2/15/12	615,447	571,605	43,842
	Indonesian Rupiah	Sell	2/15/12	321,641	329,320	7,679
	Japanese Yen	Buy	2/15/12	3,114,008	3,107,416	6,592
	Malaysian Ringgit	Buy	2/15/12	227,784	211,422	16,362
	Mexican Peso	Sell	2/15/12	476,485	519,069	42,584
	New Zealand Dollar	Buy	2/15/12	1,150,996	1,096,697	54,299
	Norwegian Krone	Buy	2/15/12	1,717,472	1,705,670	11,802
	Polish Zloty	Sell	2/15/12	207,811	197,024	(10,787)
	Singapore Dollar	Sell	2/15/12	1,298,158	1,293,389	(4,769)
	South Korean Won	Buy	2/15/12	842,342	840,045	2,297
	Swedish Krona	Sell	2/15/12	2,042,923	2,045,173	2,250
	Swiss Franc	Sell	2/15/12	925,529	913,919	(11,610)
	Taiwan Dollar	Sell	2/15/12	817,564	805,605	(11,959)
	Thai Baht	Sell	2/15/12	67,364	66,095	(1,269)
	Turkish Lira	Buy	2/15/12	1,325,976	1,342,378	(16,402)
Citibank, N.A.
	Australian Dollar	Buy	2/15/12	6,255,654	6,048,168	207,486
	Brazilian Real	Buy	2/15/12	1,174,590	1,153,799	20,791
	British Pound	Sell	2/15/12	8,508	8,087	(421)
	Canadian Dollar	Sell	2/15/12	716,833	711,072	(5,761)
	Czech Koruna	Sell	2/15/12	1,250,557	1,250,753	196
	Danish Krone	Buy	2/15/12	885,753	876,949	8,804
	Euro	Sell	2/15/12	22,011,864	21,855,620	(156,244)
	Hungarian Forint	Buy	2/15/12	873,065	789,579	83,486
	Hungarian Forint	Sell	2/15/12	873,065	794,774	(78,291)
	Japanese Yen	Buy	2/15/12	4,686,534	4,656,257	30,277
	Mexican Peso	Sell	2/15/12	350,005	380,106	30,101
	New Zealand Dollar	Buy	2/15/12	827,054	827,232	(178)
	Norwegian Krone	Buy	2/15/12	546,898	543,143	3,755
	Polish Zloty	Buy	2/15/12	1,160,802	1,165,165	(4,363)
	Singapore Dollar	Sell	2/15/12	1,099,408	1,099,122	(286)
	South African Rand	Buy	2/15/12	1,740,247	1,732,935	7,312
	South Korean Won	Buy	2/15/12	48,511	47,461	1,050
	Swedish Krona	Sell	2/15/12	404,024	402,862	(1,162)
	Swiss Franc	Buy	2/15/12	551,210	544,454	6,756
	Taiwan Dollar	Sell	2/15/12	817,554	819,442	1,888
	Turkish Lira	Buy	2/15/12	1,325,807	1,326,894	(1,087)
Credit Suisse AG
	Australian Dollar	Buy	2/15/12	3,909,439	3,782,801	126,638
	Brazilian Real	Buy	2/15/12	231,519	249,173	(17,654)
	British Pound	Buy	2/15/12	383,826	358,337	25,489
	Canadian Dollar	Sell	2/15/12	3,000,428	3,019,578	19,150
	Chilean Peso	Buy	2/15/12	808,724	809,058	(334)
	Czech Koruna	Sell	2/15/12	23,151	31,181	8,030
	Euro	Sell	2/15/12	4,377,885	4,370,840	(7,045)
	Hungarian Forint	Buy	2/15/12	266,493	242,615	23,878
	Hungarian Forint	Sell	2/15/12	266,493	259,194	(7,299)
	Indian Rupee	Buy	2/15/12	394,716	366,392	28,324
	Japanese Yen	Sell	2/15/12	13,975,845	13,884,018	(91,827)
	Malaysian Ringgit	Sell	2/15/12	235,897	235,287	(610)
	Mexican Peso	Buy	2/15/12	245,634	198,793	46,841
	New Zealand Dollar	Buy	2/15/12	851,554	810,409	41,145
	Norwegian Krone	Buy	2/15/12	1,309,075	1,300,132	8,943
	Polish Zloty	Sell	2/15/12	62,390	60,319	(2,071)
	Singapore Dollar	Sell	2/15/12	570,652	582,364	11,712
	South African Rand	Buy	2/15/12	265,910	254,646	11,264
	South Korean Won	Buy	2/15/12	1,303,593	1,288,657	14,936
	Swedish Krona	Buy	2/15/12	778,240	809,533	(31,293)
	Swiss Franc	Sell	2/15/12	3,199,909	3,107,069	(92,840)
	Taiwan Dollar	Sell	2/15/12	817,564	803,894	(13,670)
	Turkish Lira	Buy	2/15/12	1,325,807	1,317,264	8,543
Deutsche Bank AG
	Australian Dollar	Buy	2/15/12	1,777,577	1,732,245	45,332
	Brazilian Real	Buy	2/15/12	328,085	312,015	16,070
	British Pound	Buy	2/15/12	997,222	986,691	10,531
	Canadian Dollar	Sell	2/15/12	54,236	51,756	(2,480)
	Czech Koruna	Sell	2/15/12	2,526,770	2,526,322	(448)
	Euro	Sell	2/15/12	3,316,639	3,226,143	(90,496)
	Hungarian Forint	Buy	2/15/12	868,184	785,331	82,853
	Hungarian Forint	Sell	2/15/12	868,184	790,256	(77,928)
	Malaysian Ringgit	Buy	2/15/12	473,665	458,246	15,419
	Mexican Peso	Sell	2/15/12	314,139	298,735	(15,404)
	New Zealand Dollar	Buy	2/15/12	629,901	599,132	30,769
	Norwegian Krone	Buy	2/15/12	296,728	294,453	2,275
	Polish Zloty	Buy	2/15/12	242,224	222,597	19,627
	Singapore Dollar	Sell	2/15/12	1,169,606	1,167,755	(1,851)
	South Korean Won	Buy	2/15/12	671,899	656,166	15,733
	Swedish Krona	Sell	2/15/12	989,647	985,988	(3,659)
	Swiss Franc	Buy	2/15/12	273,486	270,209	3,277
	Taiwan Dollar	Buy	2/15/12	433,289	423,299	9,990
	Taiwan Dollar	Sell	2/15/12	433,289	428,321	(4,968)
	Turkish Lira	Buy	2/15/12	1,325,807	1,334,744	(8,937)
Goldman Sachs International
	Australian Dollar	Buy	2/15/12	4,272,736	4,162,667	110,069
	British Pound	Sell	2/15/12	905,993	915,490	9,497
	Canadian Dollar	Sell	2/15/12	2,028,068	2,000,410	(27,658)
	Euro	Sell	2/15/12	21,525,388	21,388,426	(136,962)
	Hungarian Forint	Buy	2/15/12	1,072,590	1,043,575	29,015
	Hungarian Forint	Sell	2/15/12	1,072,590	973,536	(99,054)
	Japanese Yen	Buy	2/15/12	3,119,829	3,099,633	20,196
	Norwegian Krone	Buy	2/15/12	1,074,545	1,066,653	7,892
	Polish Zloty	Buy	2/15/12	56,107	52,071	4,036
	Singapore Dollar	Sell	2/15/12	814,400	814,270	(130)
	South African Rand	Sell	2/15/12	125,911	120,715	(5,196)
	Swedish Krona	Buy	2/15/12	1,522,455	1,517,841	4,614
	Swiss Franc	Buy	2/15/12	212,422	209,746	2,676
	Turkish Lira	Buy	2/15/12	1,325,807	1,329,770	(3,963)
HSBC Bank USA, National Association
	Australian Dollar	Buy	2/15/12	2,114,075	2,055,743	58,332
	British Pound	Sell	2/15/12	3,005,248	2,973,874	(31,374)
	Canadian Dollar	Sell	2/15/12	2,675,610	2,653,871	(21,739)
	Euro	Sell	2/15/12	3,678,585	3,544,579	(134,006)
	Indian Rupee	Sell	2/15/12	746,445	691,265	(55,180)
	Japanese Yen	Buy	2/15/12	5,039,747	5,010,062	29,685
	New Zealand Dollar	Buy	2/15/12	877,786	875,272	2,514
	Norwegian Krone	Sell	2/15/12	1,823,843	1,814,177	(9,666)
	Singapore Dollar	Sell	2/15/12	643,395	653,427	10,032
	South Korean Won	Buy	2/15/12	361,167	370,901	(9,734)
	Swedish Krona	Buy	2/15/12	5,877	(44,480)	50,357
	Swiss Franc	Buy	2/15/12	470,044	464,273	5,771
	Taiwan Dollar	Buy	2/15/12	77,916	76,082	1,834
	Taiwan Dollar	Sell	2/15/12	77,916	77,164	(752)
	Turkish Lira	Buy	2/15/12	1,325,807	1,329,920	(4,113)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	2/15/12	5,080,851	4,972,941	107,910
	Brazilian Real	Buy	2/15/12	471,821	487,958	(16,137)
	British Pound	Sell	2/15/12	1,980,894	1,956,332	(24,562)
	Canadian Dollar	Buy	2/15/12	837,199	870,306	(33,107)
	Czech Koruna	Sell	2/15/12	1,560,779	1,551,736	(9,043)
	Euro	Sell	2/15/12	2,097,508	2,100,154	2,646
	Hungarian Forint	Buy	2/15/12	120,799	109,914	10,885
	Hungarian Forint	Sell	2/15/12	120,799	117,532	(3,267)
	Japanese Yen	Buy	2/15/12	636,554	663,023	(26,469)
	Malaysian Ringgit	Sell	2/15/12	299,945	298,571	(1,374)
	Mexican Peso	Buy	2/15/12	690,630	645,598	45,032
	New Zealand Dollar	Buy	2/15/12	1,085,003	1,033,667	51,336
	Norwegian Krone	Buy	2/15/12	2,994,895	2,969,539	25,356
	Peruvian New Sol	Sell	2/15/12	342,184	340,633	(1,551)
	Polish Zloty	Buy	2/15/12	314,548	292,203	22,345
	Singapore Dollar	Sell	2/15/12	1,572,672	1,580,584	7,912
	South African Rand	Buy	2/15/12	1,505,090	1,507,855	(2,765)
	South Korean Won	Sell	2/15/12	526,880	514,633	(12,247)
	Swedish Krona	Sell	2/15/12	189,635	212,667	23,032
	Swiss Franc	Sell	2/15/12	2,558,732	2,465,558	(93,174)
	Taiwan Dollar	Sell	2/15/12	283,051	263,561	(19,490)
	Thai Baht	Sell	2/15/12	254,581	249,353	(5,228)
	Turkish Lira	Buy	2/15/12	1,325,807	1,329,247	(3,440)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	2/15/12	5,953,419	5,786,799	166,620
	Brazilian Real	Buy	2/15/12	912,328	939,585	(27,257)
	British Pound	Sell	2/15/12	14,240,156	14,018,340	(221,816)
	Canadian Dollar	Buy	2/15/12	2,031,059	2,057,201	(26,142)
	Czech Koruna	Sell	2/15/12	815,232	836,155	20,923
	Euro	Sell	2/15/12	10,138,936	10,009,509	(129,427)
	Hungarian Forint	Buy	2/15/12	1,248,467	1,157,014	91,453
	Hungarian Forint	Sell	2/15/12	1,248,467	1,139,367	(109,100)
	Indian Rupee	Sell	2/15/12	442,705	410,630	(32,075)
	Indonesian Rupiah	Buy	2/15/12	6,144	11,746	(5,602)
	Japanese Yen	Sell	2/15/12	1,056,488	1,033,952	(22,536)
	Malaysian Ringgit	Buy	2/15/12	473,862	442,130	31,732
	Mexican Peso	Sell	2/15/12	431,163	478,342	47,179
	New Zealand Dollar	Buy	2/15/12	865,495	824,121	41,374
	Norwegian Krone	Buy	2/15/12	2,251,764	2,237,894	13,870
	Polish Zloty	Sell	2/15/12	223,532	207,850	(15,682)
	Singapore Dollar	Sell	2/15/12	970,618	968,032	(2,586)
	South African Rand	Buy	2/15/12	1,746,193	1,728,568	17,625
	South Korean Won	Buy	2/15/12	205,935	201,078	4,857
	Swedish Krona	Buy	2/15/12	1,170,482	1,121,435	49,047
	Swiss Franc	Sell	2/15/12	660,844	652,855	(7,989)
	Taiwan Dollar	Buy	2/15/12	227,622	222,448	5,174
	Taiwan Dollar	Sell	2/15/12	227,622	224,967	(2,655)
	Turkish Lira	Buy	2/15/12	855,566	809,961	45,605
	Turkish Lira	Sell	2/15/12	855,566	811,401	(44,165)
State Street Bank and Trust Co.
	Australian Dollar	Buy	2/15/12	3,997,958	3,864,621	133,337
	Brazilian Real	Buy	2/15/12	1,090,060	1,066,703	23,357
	British Pound	Sell	2/15/12	3,209,577	3,174,665	(34,912)
	Canadian Dollar	Buy	2/15/12	1,021,013	1,064,164	(43,151)
	Chilean Peso	Buy	2/15/12	808,724	808,976	(252)
	Czech Koruna	Sell	2/15/12	2,014,988	2,037,902	22,914
	Euro	Sell	2/15/12	6,526,670	6,471,344	(55,326)
	Hungarian Forint	Buy	2/15/12	868,148	786,802	81,346
	Hungarian Forint	Sell	2/15/12	868,148	799,452	(68,696)
	Indonesian Rupiah	Buy	2/15/12	309,353	295,963	13,390
	Japanese Yen	Buy	2/15/12	2,228,630	2,214,265	14,365
	Malaysian Ringgit	Sell	2/15/12	139,330	134,889	(4,441)
	Mexican Peso	Sell	2/15/12	1,061,878	1,114,809	52,931
	New Zealand Dollar	Buy	2/15/12	850,977	810,353	40,624
	Norwegian Krone	Buy	2/15/12	5,201,429	5,152,887	48,542
	Polish Zloty	Buy	2/15/12	1,426,113	1,409,827	16,286
	Singapore Dollar	Sell	2/15/12	2,130,764	2,125,955	(4,809)
	South African Rand	Buy	2/15/12	1,594,812	1,571,721	23,091
	South Korean Won	Buy	2/15/12	1,121,148	1,111,523	9,625
	Swedish Krona	Buy	2/15/12	2,819,341	2,804,332	15,009
	Swiss Franc	Sell	2/15/12	3,488,064	3,383,026	(105,038)
	Taiwan Dollar	Sell	2/15/12	817,564	815,992	(1,572)
	Thai Baht	Buy	2/15/12	702,421	689,413	13,008
	Turkish Lira	Buy	2/15/12	27,539	26,765	774
	Turkish Lira	Sell	2/15/12	27,539	25,966	(1,573)
UBS AG
	Australian Dollar	Buy	2/15/12	5,945,045	5,809,107	135,938
	Brazilian Real	Buy	2/15/12	1,500,222	1,491,061	9,161
	British Pound	Sell	2/15/12	946,959	934,100	(12,859)
	Canadian Dollar	Sell	2/15/12	2,026,872	2,001,667	(25,205)
	Czech Koruna	Sell	2/15/12	58,698	65,219	6,521
	Euro	Sell	2/15/12	3,174,059	3,079,293	(94,766)
	Hungarian Forint	Buy	2/15/12	951,099	865,951	85,148
	Hungarian Forint	Sell	2/15/12	951,099	924,975	(26,124)
	Indian Rupee	Sell	2/15/12	80,393	74,736	(5,657)
	Indonesian Rupiah	Buy	2/15/12	6,144	21,185	(15,041)
	Israeli Shekel	Buy	2/15/12	412,544	408,247	4,297
	Japanese Yen	Sell	2/15/12	3,655,572	3,648,311	(7,261)
	Mexican Peso	Buy	2/15/12	121,146	81,661	39,485
	New Zealand Dollar	Buy	2/15/12	875,889	834,240	41,649
	Norwegian Krone	Sell	2/15/12	16,814	70,758	53,944
	Polish Zloty	Buy	2/15/12	369,294	342,774	26,520
	Singapore Dollar	Sell	2/15/12	1,912,615	1,912,491	(124)
	South African Rand	Buy	2/15/12	1,184,461	1,159,617	24,844
	South Korean Won	Buy	2/15/12	944,061	939,868	4,193
	Swedish Krona	Buy	2/15/12	399,000	367,398	31,602
	Swiss Franc	Sell	2/15/12	3,082,235	3,084,267	2,032
	Taiwan Dollar	Sell	2/15/12	1,351,965	1,335,467	(16,498)
	Thai Baht	Buy	2/15/12	107,947	105,747	2,200
	Turkish Lira	Buy	2/15/12	1,325,807	1,337,556	(11,749)
Westpac Banking Corp.
	Australian Dollar	Buy	2/15/12	1,922,387	1,872,737	49,650
	British Pound	Sell	2/15/12	395,958	411,192	15,234
	Canadian Dollar	Sell	2/15/12	3,124,952	3,100,542	(24,410)
	Euro	Sell	2/15/12	4,682,197	4,602,580	(79,617)
	Japanese Yen	Buy	2/15/12	2,249,738	2,237,915	11,823
	New Zealand Dollar	Buy	2/15/12	1,535,982	1,501,268	34,714
	Norwegian Krone	Buy	2/15/12	449,555	446,455	3,100
	Swedish Krona	Buy	2/15/12	14,353	14,339	14
	Swedish Krona	Sell	2/15/12	14,353	14,319	(34)
	Swiss Franc	Buy	2/15/12	357,260	352,937	4,323

Total						$661,973

FUTURES CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	3	$377,065	Mar-12	$2,020
Canadian Government Bond 10 yr (Long)	39	5,234,098	Mar-12	84,616
Euro-Bobl 5 yr (Short)	44	7,229,957	Mar-12	(143,885)
Euro-Bund 10 yr (Short)	174	31,800,360	Mar-12	(853,247)
Euro-Buxl 30 yr Bond (Long)	6	997,362	Mar-12	56,802
Euro-Schatz 2 yr (Long)	18	2,600,061	Mar-12	9,595
Euro-Swiss Franc 3 Month (Short)	16	4,349,376	Dec-12	(66,868)
Euro-Swiss Franc 3 Month (Short)	16	4,346,334	Jun-12	(34,928)
Euro-Swiss Franc 3 Month (Short)	16	4,343,726	Mar-12	(35,662)
Japanese Government Bond 10 yr (Long)	8	14,966,151	Mar-12	90,218
Japanese Government Bond 10 yr Mini (Long)	41	7,669,614	Mar-12	44,970
U.K. Gilt 10 yr (Short)	45	8,314,318	Mar-12	(155,687)
U.S. Treasury Bond 30 yr (Long)	6	872,625	Mar-12	15,819
U.S. Treasury Bond 30 yr (Long)	46	7,358,563	Mar-12	75,274
U.S. Treasury Note 10 yr (Long)	155	20,498,750	Mar-12	383,130

Total				$(527,833)

WRITTEN OPTIONS OUTSTANDING at 1/31/12 (premiums received $19,531,284) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	$1,219,000	Mar-12/2.119	$25,672
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	830,000	Jun-12/2.183	24,261
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	7,119,234	Aug-16/4.28	970,722
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.	16,876,413	Aug-16/4.35	2,379,136
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	7,119,234	Aug-16/4.28	255,901
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing August 2026.	16,876,413	Aug-16/5.35	364,581
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	1,254,000	Apr-12/2.111	28,290
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	1,219,000	Mar-12/2.119	25,672
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	830,000	Jun-12/2.183	24,261
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	6,440,000	Apr-12/2.4275	292,891
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	3,985,400	Aug-12/2.73	272,801
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.	1,944,749	Jul-14/4.19	300,765
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.	2,333,699	Aug-14/4.20	362,071
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.	777,900	Jul-14/4.34	129,175
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.	1,944,749	Jul-14/4.35	324,446
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.	1,944,754	Jul-14/4.3725	328,508
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	3,147,299	Jul-16/4.67	511,751
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	3,776,759	Aug-16/4.68	616,745
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	1,509,912	May-16/4.745	155,689
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	3,147,299	Jul-16/4.80	540,077
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	1,258,920	Jul-16/4.80	216,157
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.	3,147,299	Jul-16/4.815	543,539
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 2025.	1,011,340	Feb-15/5.36	238,714
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA August 2022.	3,985,400	Aug-12/2.73	27,579
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.	1,944,749	Jul-14/4.19	33,644
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.	2,333,699	Aug-14/4.20	40,373
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.	777,900	Jul-14/4.34	12,057
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.	1,944,749	Jul-14/4.35	29,949
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.	1,944,754	Jul-14/4.3725	29,366
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	3,147,299	Jul-16/4.67	95,048
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	3,776,759	Aug-16/4.68	113,680
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	1,509,912	May-16/4.745	19,025
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	3,147,299	Jul-16/4.80	89,383
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	1,258,920	Jul-16/4.80	35,627
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.	3,147,299	Jul-16/4.815	88,439
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 2025.	1,011,340	Feb-15/5.36	11,732
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	1,254,000	Apr-12/2.111	28,290
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	848,000	Jul-12/2.1714	24,821
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	6,440,000	Apr-12/2.4275	292,891
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.5625% versus the three month USD-LIBOR-BBA maturing October 2021.	4,027,000	Oct-16/2.5625	116,179
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.	6,692,000	Jul-12/2.6075	396,501
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing May 2021.	3,253,907	May-16/4.11	255,240
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 2026.	2,122,325	Jun-16/4.86	374,217
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	3,253,907	May-16/5.11	34,270
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.86% versus the three month USD-LIBOR-BBA maturing June 2026.	2,122,325	Jun-16/5.86	32,917
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	848,000	Jul-12/2.1714	24,821
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.324% versus the three month USD-LIBOR-BBA maturing May 2022.	3,532,000	May-12/2.324	133,616
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.346% versus the three month USD-LIBOR-BBA maturing June 2022.	3,532,000	Jun-12/2.346	140,680
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.372% versus the three month USD-LIBOR-BBA maturing July 2022.	3,532,000	Jul-12/2.372	147,885
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.394% versus the three month USD-LIBOR-BBA maturing August 2022.	3,532,000	Aug-12/2.394	154,384
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.419% versus the three month USD-LIBOR-BBA maturing September 2022.	3,532,000	Sep-12/2.419	160,423
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	6,440,000	Apr-12/2.4275	292,891
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.443% versus the three month USD-LIBOR-BBA maturing October 2022.	3,532,000	Oct-12/2.443	166,287
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4475% versus the three month USD-LIBOR-BBA maturing August 2022.	9,326,000	Aug-12/2.4475	442,705
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.	6,692,000	Jul-12/2.6075	396,501
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	16,528,600	Aug-12/2.855	1,297,165
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	988,742	May-16/4.7575	102,457
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	3,774,781	May-16/4.77	392,951
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	16,528,600	Aug-12/2.855	90,907
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	988,742	May-16/4.7575	12,557
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	3,774,781	May-16/4.77	47,562
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	1,254,000	Apr-12/2.111	28,290
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	1,219,000	Mar-12/2.119	25,672
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	848,000	Jul-12/2.1714	24,821
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	830,000	Jun-12/2.183	24,261
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	6,440,000	Apr-12/2.4275	292,891
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.	6,440,000	Apr-12/2.498	331,016
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.7975% versus the three month USD-LIBOR-BBA maturing October 2021.	1,611,000	Oct-16/2.7975	55,596
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	3,187,839	May-16/4.60	312,408
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	9,672,167	May-16/4.765	1,015,578
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	3,187,839	May-16/4.60	42,405
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	9,672,167	May-16/4.765	117,865
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	1,254,000	Apr-12/2.111	28,290
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	1,219,000	Mar-12/2.119	25,672
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	848,000	Jul-12/2.1714	24,821
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	830,000	Jun-12/2.183	24,261
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.32% versus the three month USD-LIBOR-BBA maturing November 2022.	989,000	Nov-12/2.32	39,085
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.335% versus the three month USD-LIBOR-BBA maturing November 2022.	989,000	Nov-12/2.335	39,896
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.345% versus the three month USD-LIBOR-BBA maturing December 2022.	989,000	Dec-12/2.345	40,559
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.355% versus the three month USD-LIBOR-BBA maturing December 2022.	989,000	Dec-12/2.355	41,202
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.3625% versus the three month USD-LIBOR-BBA maturing January 2023.	989,000	Jan-13/2.3625	41,558
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	6,440,000	Apr-12/2.4275	292,891
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.	6,440,000	Apr-12/2.498	331,016
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.60% versus the three month USD-LIBOR-BBA maturing April 2022.	1,307,000	Apr-12/2.60	78,315
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.61875% versus the three month USD-LIBOR-BBA maturing July 2022.	6,692,000	Jul-12/2.61875	402,189
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.6825% versus the three month USD-LIBOR-BBA maturing July 2022.	950,000	Jul-12/2.6825	61,826
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing May 2021.	3,203,784	May-16/4.36	281,068
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing June 2026.	899,287	Jun-16/4.77	153,495
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing June 2026.	899,287	Jun-16/4.77	24,011
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing May 2021.	3,203,784	May-16/4.86	38,445
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	1,254,000	Apr-12/2.111	28,290
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	1,219,000	Mar-12/2.119	25,672
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	848,000	Jul-12/2.1714	24,821
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	830,000	Jun-12/2.183	24,261
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	6,440,000	Apr-12/2.4275	292,891
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	4,482,500	Sep-15/4.04	587,970
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.	1,907,706	Jul-14/4.29	315,437
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.	1,806,603	Jul-14/4.36	308,443
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	5,252,000	Aug-15/4.375	1,730,980
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	5,252,000	Aug-15/4.46	1,805,002
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	3,087,351	Jul-16/4.74	528,406
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	2,923,729	Jul-16/4.79	510,088
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.	2,265,781	Jun-16/4.815	402,650
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 2022.	599,600	Apr-12/4.8675	161,406
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.	2,765,900	Feb-15/5.27	646,087
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 2022.	3,954,500	May-12/5.51	1,289,048
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	4,482,500	Sep-15/4.04	139,890
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.	1,907,706	Jul-14/4.29	28,177
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.	1,806,603	Jul-14/4.36	25,417
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	5,252,000	Aug-15/4.375	273,729
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	5,252,000	Aug-15/4.46	257,311
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	3,087,351	Jul-16/4.74	85,631
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	2,923,729	Jul-16/4.79	79,151
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.	2,265,781	Jun-16/4.815	58,385
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 2022.	599,600	Apr-12/4.8675	1
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.	2,765,900	Feb-15/5.27	30,447
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 2022.	3,954,500	May-12/5.51	4

Total			$29,015,843

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
		$5,092,000		$—	1/12/22	3 month USD-LIBOR-BBA	2.13057%	$109,491
		61,259,000		—	1/13/14	0.6075%	3 month USD-LIBOR-BBA	(107,172)
		5,765,000		—	1/13/17	1.158%	3 month USD-LIBOR-BBA	(50,586)
		1,457,800		—	1/13/42	3 month USD-LIBOR-BBA	2.70%	23,217
		14,087,800		—	1/13/17	1.1642%	3 month USD-LIBOR-BBA	(127,887)
		2,350,000		—	1/24/22	3 month USD-LIBOR-BBA	2.16%	55,049
		4,142,000		—	1/25/22	3 month USD-LIBOR-BBA	2.1825%	105,434
		322,000	(E)	—	2/13/22	3 month USD-LIBOR-BBA	2.24%	9,512
		1,469,000		—	1/9/17	1.253%	3 month USD-LIBOR-BBA	(19,984)
		23,408,000		—	1/9/22	3 month USD-LIBOR-BBA	2.11%	462,713
		1,058,000		—	1/9/42	3 month USD-LIBOR-BBA	2.723%	22,294
	CAD	4,500,000		—	1/23/17	1.6325%	3 month CAD-BA-CDOR	(37,501)
	Barclays Bank PLC
		$7,534,000		—	1/5/17	3 month USD-LIBOR-BBA	1.2685%	109,463
		2,313,000		—	1/5/14	3 month USD-LIBOR-BBA	0.72625%	9,547
		879,000		—	1/5/17	1.27%	3 month USD-LIBOR-BBA	(12,843)
		4,826,000		—	1/5/14	0.73875%	3 month USD-LIBOR-BBA	(21,122)
		9,188,000		—	1/11/14	3 month USD-LIBOR-BBA	0.6575%	25,236
		308,000		—	1/11/14	0.65625%	3 month USD-LIBOR-BBA	(840)
		40,790,000		—	1/12/14	3 month USD-LIBOR-BBA	0.655%	109,878
		520,000		—	1/12/17	1.226%	3 month USD-LIBOR-BBA	(6,315)
		1,341,000		—	1/13/22	2.074%	3 month USD-LIBOR-BBA	(21,674)
		2,519,000		—	1/13/22	2.05125%	3 month USD-LIBOR-BBA	(35,370)
		8,453,000		—	1/13/14	3 month USD-LIBOR-BBA	0.608%	14,875
		14,792,700		—	1/13/14	0.61%	3 month USD-LIBOR-BBA	(26,638)
		4,593,300		—	1/13/17	1.16%	3 month USD-LIBOR-BBA	(40,769)
		643,000		—	1/17/22	3 month USD-LIBOR-BBA	2.06%	9,359
		464,000		—	1/17/14	0.58%	3 month USD-LIBOR-BBA	(561)
		1,674,000		—	1/17/22	3 month USD-LIBOR-BBA	1.9975%	14,615
		1,763,000		—	1/17/14	0.58375%	3 month USD-LIBOR-BBA	(2,258)
		23,167,000		—	1/19/22	1.9955%	3 month USD-LIBOR-BBA	(195,810)
		3,671,000		—	1/19/42	3 month USD-LIBOR-BBA	2.6192%	(6,167)
		6,315,000		(11,051)	1/3/14	0.6075%	3 month USD-LIBOR-BBA	(22,257)
		1,614,000		—	1/19/22	1.992%	3 month USD-LIBOR-BBA	(13,107)
		4,423,000		—	1/20/22	3 month USD-LIBOR-BBA	1.993%	36,056
		1,990,000		—	1/20/42	2.631%	3 month USD-LIBOR-BBA	(1,134)
		3,006,000		—	1/24/14	3 month USD-LIBOR-BBA	0.5875%	4,057
		908,000		—	1/24/22	2.1375%	3 month USD-LIBOR-BBA	(19,368)
		3,184,000		—	1/24/14	3 month USD-LIBOR-BBA	0.591%	4,522
		554,000		—	1/26/22	3 month USD-LIBOR-BBA	2.185%	14,188
		1,044,000	(E)	—	4/11/22	2.265%	3 month USD-LIBOR-BBA	(29,117)
		4,411,000		—	1/27/22	2.082125%	3 month USD-LIBOR-BBA	(70,417)
		2,458,000		—	1/30/22	2.062%	3 month USD-LIBOR-BBA	(34,109)
		481,000		—	1/30/22	3 month USD-LIBOR-BBA	2.061%	6,631
		1,380,000		—	1/31/22	2.01%	3 month USD-LIBOR-BBA	(12,495)
		15,888,000		—	2/1/14	3 month USD-LIBOR-BBA	0.5325%	4,449
		12,330,000		—	2/1/17	1.031%	3 month USD-LIBOR-BBA	(21,578)
		5,481,000		—	2/1/22	1.976%	3 month USD-LIBOR-BBA	(31,461)
		810,000		—	2/1/42	3 month USD-LIBOR-BBA	2.7075%	13,260
		459,000		—	2/1/22	3 month USD-LIBOR-BBA	1.958%	1,868
		1,821,000		—	2/1/22	3 month USD-LIBOR-BBA	1.955%	6,902
		1,315,000		—	2/1/14	0.535%	3 month USD-LIBOR-BBA	(434)
		7,127,000		—	2/2/17	1.035%	3 month USD-LIBOR-BBA	(13,832)
		5,194,000		—	2/2/22	1.965%	3 month USD-LIBOR-BBA	(24,699)
		1,794,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(374)
		6,512,000		—	2/2/14	0.515%	3 month USD-LIBOR-BBA	385
		4,267,000		—	2/2/22	1.92833%	3 month USD-LIBOR-BBA	(5,469)
		428,000		—	2/2/22	3 month USD-LIBOR-BBA	1.9125%	(93)
		1,481,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	63,520
	AUD	9,970,000		—	1/27/17	4.43%	6 month AUD-BBR-BBSW	(116,310)
	AUD	4,330,000		—	1/27/22	6 month AUD-BBR-BBSW	4.81%	95,436
	AUD	1,090,000		—	2/1/22	4.609%	6 month AUD-BBR-BBSW	(5,268)
	EUR	2,600,000		—	9/30/21	2.578%	6 month EUR-EURIBOR-REUTERS	(122,340)
	GBP	2,380,000		—	1/23/22	2.4275%	6 month GBP-LIBOR-BBA	(60,459)
	GBP	2,310,000		—	8/8/21	2.9785%	6 month GBP-LIBOR-BBA	(286,713)
	GBP	1,031,000		—	8/15/31	3.60%	6 month GBP-LIBOR-BBA	(226,518)
	GBP	3,500,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	503,657
	Citibank, N.A.
		$12,666,000		—	1/12/14	3 month USD-LIBOR-BBA	0.6565%	34,509
		173,000		—	1/12/17	1.2264%	3 month USD-LIBOR-BBA	(2,105)
		3,258,000		—	1/19/22	3 month USD-LIBOR-BBA	2.021%	35,286
		344,000		—	1/19/42	2.6455%	3 month USD-LIBOR-BBA	(1,355)
		592,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	5,381
		1,481,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	63,520
		5,509,000		119,902	1/17/22	2.4475%	3 month USD-LIBOR-BBA	(159,215)
		7,219,000		—	1/10/17	3 month USD-LIBOR-BBA	1.216%	84,708
	Credit Suisse International
		3,493,000		—	1/5/14	3 month USD-LIBOR-BBA	0.73%	14,672
		1,327,000		—	1/5/17	1.26875%	3 month USD-LIBOR-BBA	(19,307)
		669,000		—	1/6/17	1.2753%	3 month USD-LIBOR-BBA	(9,918)
		14,124,000		—	1/12/14	0.6525%	3 month USD-LIBOR-BBA	(37,322)
		39,671,000		—	1/13/14	0.617%	3 month USD-LIBOR-BBA	(77,130)
		513,000		—	1/13/17	3 month USD-LIBOR-BBA	1.1795%	5,040
		2,070,000		—	1/13/42	3 month USD-LIBOR-BBA	2.70%	32,966
		14,315,500		—	1/13/14	0.6125%	3 month USD-LIBOR-BBA	(26,512)
		11,400,500		—	1/13/17	1.164104%	3 month USD-LIBOR-BBA	(103,491)
		24,205,000		—	1/17/22	2.0505%	3 month USD-LIBOR-BBA	(330,911)
		6,711,000		—	1/17/42	2.688%	3 month USD-LIBOR-BBA	(87,975)
		20,222,000		—	1/20/14	3 month USD-LIBOR-BBA	0.583%	25,906
		133,000		—	1/20/42	3 month USD-LIBOR-BBA	2.673%	1,297
		1,079,000		—	1/23/17	1.165%	3 month USD-LIBOR-BBA	(9,386)
		231,000		—	1/23/42	3 month USD-LIBOR-BBA	2.765%	6,744
		1,554,000		—	1/23/22	2.09875%	3 month USD-LIBOR-BBA	(27,609)
		7,648,000		—	1/27/14	0.550278%	3 month USD-LIBOR-BBA	(4,695)
		2,254,000		—	1/27/14	3 month USD-LIBOR-BBA	0.56%	1,814
		7,885,000		—	1/30/14	0.533%	3 month USD-LIBOR-BBA	(2,153)
		1,481,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	63,520
		8,756,000		—	1/30/17	1.075%	3 month USD-LIBOR-BBA	(35,192)
		1,118,000		—	1/30/22	2.0725%	3 month USD-LIBOR-BBA	(16,610)
		500,000		—	1/30/42	3 month USD-LIBOR-BBA	2.81%	19,224
		10,714,000		—	1/30/17	1.056%	3 month USD-LIBOR-BBA	(33,091)
		3,896,000		—	1/31/17	1.04%	3 month USD-LIBOR-BBA	(8,823)
		8,551,000		—	2/1/17	1.04%	3 month USD-LIBOR-BBA	(18,727)
		1,794,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(374)
		4,537,000		—	2/2/14	0.514%	3 month USD-LIBOR-BBA	359
		802,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	28,319
	CHF	1,090,000		—	1/23/22	6 month CHF-LIBOR-BBA	1.1225%	6,843
	CHF	1,090,000		—	1/25/22	6 month CHF-LIBOR-BBA	1.1775%	13,275
	EUR	10,400,000		—	9/30/14	6 month EUR-EURIBOR-REUTERS	1.615%	144,128
	EUR	4,700,000		—	11/28/21	6 month EUR-EURIBOR-REUTERS	2.65%	243,521
	EUR	5,400,000		—	11/28/16	6 month EUR-EURIBOR-REUTERS	2.0625%	182,358
	GBP	2,311,000		—	8/15/21	6 month GBP-LIBOR-BBA	2.91%	262,089
	MXN	16,310,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	73,366
	SEK	8,690,000		—	1/23/22	2.30%	3 month SEK-STIBOR-SIDE	3,053
	SEK	8,690,000		—	1/25/22	2.4275%	3 month SEK-STIBOR-SIDE	(11,470)
	Deutsche Bank AG
		$33,036,000		—	1/6/14	0.7245%	3 month USD-LIBOR-BBA	(135,198)
		12,531,000		—	1/6/17	3 month USD-LIBOR-BBA	1.257%	174,459
		48,000		—	1/6/17	1.255%	3 month USD-LIBOR-BBA	(664)
		3,326,000		—	1/6/14	3 month USD-LIBOR-BBA	0.7225%	13,474
		85,121,000		—	1/13/14	3 month USD-LIBOR-BBA	0.618%	167,240
		4,914,000		—	1/13/17	3 month USD-LIBOR-BBA	1.178%	47,935
		15,906,100		—	1/13/14	0.6125%	3 month USD-LIBOR-BBA	(29,458)
		11,187,400		—	1/13/17	1.16%	3 month USD-LIBOR-BBA	(99,296)
		9,593,000		—	1/19/14	0.5625%	3 month USD-LIBOR-BBA	(8,389)
		1,739,000		—	1/19/17	1.102%	3 month USD-LIBOR-BBA	(10,059)
		6,405,000		—	1/20/17	1.10%	3 month USD-LIBOR-BBA	(36,182)
		25,348,000		—	1/20/22	3 month USD-LIBOR-BBA	2.02%	270,467
		2,033,000		—	1/20/42	3 month USD-LIBOR-BBA	2.656%	12,451
		6,103,000		—	1/20/17	3 month USD-LIBOR-BBA	1.1225%	41,231
		28,462,000		—	1/23/17	3 month USD-LIBOR-BBA	1.15641%	235,571
		6,917,000		—	1/24/17	3 month USD-LIBOR-BBA	1.19233%	69,081
		11,807,000		—	1/30/14	0.53125%	3 month USD-LIBOR-BBA	(2,999)
		1,794,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(374)
		300,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	2,526
		1,481,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	63,520
		1,203,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	59,380
		11,896,982		(22,456)	1/5/14	0.545%	3 month USD-LIBOR-BBA	(28,722)
		13,969,000		—	1/3/14	0.773%	3 month USD-LIBOR-BBA	(70,728)
		61,541,000		—	1/5/17	1.2699%	3 month USD-LIBOR-BBA	(898,515)
	EUR	8,570,000		—	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(1,117,947)
	MXN	16,310,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	78,416
	Goldman Sachs International
		$2,313,000		—	1/5/14	3 month USD-LIBOR-BBA	0.73%	9,715
		879,000		—	1/5/17	1.27125%	3 month USD-LIBOR-BBA	(12,887)
		16,399,000		—	1/5/17	1.285%	3 month USD-LIBOR-BBA	(251,580)
		77,464,000		—	1/6/17	3 month USD-LIBOR-BBA	1.2568%	1,077,687
		9,217,000		—	1/12/14	3 month USD-LIBOR-BBA	0.6565%	25,112
		2,269,000		—	1/12/17	1.2185%	3 month USD-LIBOR-BBA	(26,709)
		19,782,100		—	1/13/17	1.164785%	3 month USD-LIBOR-BBA	(180,178)
		7,995,000		(13,891)	1/4/14	0.61%	3 month USD-LIBOR-BBA	(28,487)
		1,481,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	63,520
		13,161,000		—	1/27/17	1.0825%	3 month USD-LIBOR-BBA	(59,000)
		3,268,000		—	1/27/17	3 month USD-LIBOR-BBA	1.11%	19,072
		7,181,000		—	1/30/22	2.052%	3 month USD-LIBOR-BBA	(92,967)
		2,998,000		—	1/30/42	3 month USD-LIBOR-BBA	2.8019%	110,078
		68,407,000	(F)	—	2/1/17	3 month USD-LIBOR-BBA	1.041%	156,926
		228,000		—	2/2/42	2.69%	3 month USD-LIBOR-BBA	(2,967)
		4,100,000		—	2/2/17	3 month USD-LIBOR-BBA	0.98875%	(1,431)
		157,000		—	2/2/42	2.64%	3 month USD-LIBOR-BBA	(315)
		1,203,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	59,380
		1,671,000		(18,882)	1/27/22	3 month USD-LIBOR-BBA	2.27%	37,038
		1,249,000		26,401	1/27/22	2.52%	3 month USD-LIBOR-BBA	(44,470)
		18,812,000	(E)	—	2/7/17	1.35%	3 month USD-LIBOR-BBA	(322,814)
	EUR	17,300,000		—	9/29/15	6 month EUR-EURIBOR-REUTERS	1.775%	378,030
	EUR	6,700,000		—	9/29/21	6 month EUR-EURIBOR-REUTERS	2.54%	284,684
	GBP	1,987,000	(E)	—	9/22/31	6 month GBP-LIBOR-BBA	4.06%	109,088
	GBP	1,031,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	95,871
	GBP	1,879,000	(E)	—	9/23/31	3.99%	6 month GBP-LIBOR-BBA	(88,917)
	GBP	1,804,000	(E)	—	8/9/31	4.605%	6 month GBP-LIBOR-BBA	(206,099)
	GBP	1,804,000	(E)	—	8/10/31	4.5175%	6 month GBP-LIBOR-BBA	(188,872)
	JPY	1,370,000,000		—	9/15/14	0.361%	6 month JPY-LIBOR-BBA	1,750
	JPY	411,000,000		—	9/15/41	6 month JPY-LIBOR-BBA	1.768%	5,311
	JPMorgan Chase Bank, N.A.
		$26,815,000		—	1/11/17	1.2125%	3 month USD-LIBOR-BBA	(309,043)
		5,881,000		—	1/11/17	1.187%	3 month USD-LIBOR-BBA	(60,403)
		4,180,000		—	1/12/14	3 month USD-LIBOR-BBA	0.639%	9,929
		57,917,000		—	1/13/14	0.613%	3 month USD-LIBOR-BBA	(107,855)
		1,345,000		—	1/13/17	3 month USD-LIBOR-BBA	1.1673%	12,414
		31,812,300		—	1/13/14	0.6125%	3 month USD-LIBOR-BBA	(58,916)
		17,580,100		—	1/13/17	1.168249%	3 month USD-LIBOR-BBA	(163,141)
		21,068,000		—	1/17/14	0.587%	3 month USD-LIBOR-BBA	(28,274)
		3,423,000		—	1/17/17	1.115%	3 month USD-LIBOR-BBA	(22,206)
		7,475,000		—	1/19/22	1.99%	3 month USD-LIBOR-BBA	(59,354)
		3,054,000		—	1/19/14	3 month USD-LIBOR-BBA	0.56%	2,506
		746,000		—	1/20/17	3 month USD-LIBOR-BBA	1.117%	4,837
		27,860,000		—	1/20/22	3 month USD-LIBOR-BBA	2.0075%	264,847
		4,001,000		—	1/20/42	3 month USD-LIBOR-BBA	2.6455%	15,529
		6,422,000		—	1/20/22	3 month USD-LIBOR-BBA	2.029%	73,872
		1,754,000		—	1/23/42	3 month USD-LIBOR-BBA	2.688%	22,393
		22,636,000		—	1/23/14	3 month USD-LIBOR-BBA	0.59%	31,935
		15,644,000		—	1/23/22	3 month USD-LIBOR-BBA	2.097184%	275,737
		3,229,000		—	1/25/17	3 month USD-LIBOR-BBA	1.2255%	37,377
		2,381,000		—	1/27/22	3 month USD-LIBOR-BBA	2.10%	41,991
		1,481,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	63,520
		5,509,000		118,200	1/17/22	2.453%	3 month USD-LIBOR-BBA	(163,737)
		3,229,000		—	2/1/22	1.956%	3 month USD-LIBOR-BBA	(12,529)
		421,000		—	2/2/14	0.5175%	3 month USD-LIBOR-BBA	4
		78,000		—	2/2/22	1.92875%	3 month USD-LIBOR-BBA	(103)
		623,000		—	2/2/42	2.6675%	3 month USD-LIBOR-BBA	(5,021)
		1,794,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(374)
		1,725,000		(33,034)	1/19/22	3 month USD-LIBOR-BBA	2.2775%	26,869
	CAD	3,500,000		—	9/21/14	1.21561%	3 month CAD-BA-CDOR	(957)
	CAD	1,100,000		—	9/21/41	3 month CAD-BA-CDOR	2.78311%	33,572
	CAD	1,060,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(24,642)
	CAD	2,300,000		—	1/24/22	2.3825%	3 month CAD-BA-CDOR	(36,060)
	EUR	4,190,000		—	12/16/16	1 month EUR-EONIA-OIS-COMPOUND	1.205%	81,679
	EUR	10,270,000		—	12/16/13	0.52%	1 month EUR-EONIA-OIS-COMPOUND	(41,794)
	JPY	901,000,000		—	2/19/15	6 month JPY-LIBOR-BBA	0.705%	137,418
	JPY	149,300,000		—	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	109,237
	JPY	89,500,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	36,483
	JPY	120,300,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(12,706)
	MXN	5,961,000		—	9/11/20	6.82%	1 month MXN-TIIE-BANXICO	(24,270)
	MXN	7,709,000		—	9/14/20	6.82%	1 month MXN-TIIE-BANXICO	(31,272)
	MXN	2,330,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	11,707
	MXN	28,320,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(49,886)
	MXN	7,040,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	25,680
	UBS AG
	CHF	12,609,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(199,767)

	Total							$(36,893)
(E)	See Interest rate swap contracts note regarding extended effective dates.

(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$256,592	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	$(170)
	791,411	1,113	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(13,600)
	3,245,027	14,197	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(48,135)
	2,855,138	12,937	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(44,929)
	1,958,681	34,889	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(5,882)
	2,040,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(38,693)
	4,234,088	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(78,717)
	549,208	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(10,210)
	853,784	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,744
	1,422,572	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	2,240
	2,837,641	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	4,469
	5,527,844	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,499
	1,109,928	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	301
	224,842	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(149)
	728,955	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(484)
	528,735	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(351)
	2,205,371	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(44,565)
Citibank, N.A.
	409,261	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	111
	2,618,406	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(50,031)
Credit Suisse International
	1,809,121	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	4,821
	544,367	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(10,401)
Deutsche Bank AG
	1,978,562	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	19,134
Goldman Sachs International
	1,170,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	10,523
	877,500	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	7,021
	3,251,483	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(63,670)
	2,938,498	19,284	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(37,268)
	2,929,111	(6,407)	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(65,207)
	2,535,479	(22,978)	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	31,542
	2,544,341	8,746	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(42,957)
	716,004	(11,411)	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	4,083
	1,244,224	14,386	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(11,051)
	2,457,667	39,170	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(11,988)
	2,168,482	45,404	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	—
	2,160,928	(52,672)	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(4,727)
EUR	3,906,000	—	10/18/13	(1.7775%)	Eurostat Eurozone HICP excluding tobacco	(54,720)

Total						$(550,417)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	$(4,451)	$500,000	12/20/19	(100 bp)	$75,510
	JPMorgan Chase Bank, N.A.
	Republic of Italy, 6 7/8%, 9/27/23	—	(672,438)	2,539,000	12/20/21	(100 bp)	(156,931)
	Republic of Italy, 6 7/8%, 9/27/23	A2	562,978	6,412,000	12/20/13	100 bp	221,882

	Total						$140,461

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2012.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Neuvo Sol
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
MTNB	Medium Term Notes Class B
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
Putnam Management	Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2011 through January 31, 2012 (the reporting period).
(a)	Percentages indicated are based on net assets of $362,813,710.
(b)	The aggregate identified cost on a tax basis is $408,901,628, resulting in gross unrealized appreciation and depreciation of $17,596,063 and $10,144,319, respectively, or net unrealized appreciation of $7,451,744.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $7,322 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $33,767,019 and $81,474,464, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $149,265,040 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	54.0%
	Germany	19.0
	United Kingdom	7.1
	Japan	4.7
	France	2.9
	Supra-Nation	2.3
	Italy	1.6
	Argentina	1.3
	Canada	1.1
	Luxembourg	1.1
	Netherlands	0.9
	Russia	0.5
	Sweden	0.5
	Other	3.0

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
	Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
	Outstanding contracts on purchased options contracts and written options contracts at the close of the reporting period are indicative of the volume of activity for each during the reporting period.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries, to gain exposure to rates of inflation in specific regions or countries and to hedge inflation in specific regions or countries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	The fund had an average notional amount of approximately $60,200,000 on total return swap contracts for the reporting period.
	Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
	An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	The fund had an average notional amount of approximately $1,869,000,000 on interest rate swap contracts for the reporting period.
	Credit default contracts: The fund enters into credit default contracts to hedge credit risk.
	In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
	The fund had an average notional amount of approximately $7,200,000 on credit default swap contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,792,968 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $19,348,823 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $18,856,257.
	TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
	Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$10,271,437	$—
Corporate bonds and notes	—	88,737,268	—
Foreign government and agency bonds and notes	—	151,862,098	—
Mortgage-backed securities	—	66,072,094	155,822
Municipal bonds and notes	—	573,791	—
Purchased options outstanding	—	11,600,053	—
Senior loans	—	166,947	—
U.S. government agency mortgage obligations	—	23,334,339	—
Short-term investments	20,294,848	43,284,675	—

Totals by level	$20,294,848	$395,902,702	$155,822

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$661,973	$—
Futures contracts	(527,833)	—	—
Written options	—	(29,015,843)	—
Interest rate swap contracts	—	(202,082)	—
Total return swap contracts	—	(647,075)	—
Credit default contracts	—	254,372	—

Totals by level	$(527,833)	$(28,948,655)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$595,468	$341,096
Foreign exchange contracts	3,742,567	3,080,594
Interest rate contracts	20,760,296	39,553,076

Total	$25,098,331	$42,974,766

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 30, 2012